Share capital and other equity (Details) £ / shares in Units, shares in Thousands, £ in Millions	Dec. 31, 2022 GBP (£) £ / shares shares	Dec. 31, 2022 $ / shares	Aug. 26, 2022 £ / shares	Aug. 25, 2022 £ / shares	Dec. 31, 2021 GBP (£) shares	Dec. 31, 2020 GBP (£)
Share capital
Value of shares | £	£ 36,496.0				£ 41,803.0	£ 43,824.0
Ordinary shares
Share capital
Value of shares | £	£ 10,539.0				£ 11,468.0	£ 12,129.0
Number of shares | shares	9,786,024				11,467,982
Par value per share | £ / shares	£ 1.076923076923077		£ 1.0769	£ 1
Non-cumulative preference shares of US$0.01
Share capital
Number of shares | shares					10
Par value per share | $ / shares		$ 0.01
Cumulative preference shares of 1
Share capital
Value of shares | £	£ 0.5				£ 0.5
Number of shares | shares	483				483
Par value per share | £ / shares	£ 1